Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of commitments to purchase certain chemical products	As of December 31, 2019, the Company has the following commitments to purchase certain chemical products:

	RMB	US$
2020	106,535	15,302
2021 and thereafter	—	—
	106,535	15,302